TYPE			13F-HR
PERIOD			09/30/03
FILER
CIK			0001107213
CCC			nodxp$4c
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  November 10, 2003
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	44
Form 13F Information Table Value Total:	$347,426

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acadia Realty Trust                             004239109     9149   833200 SH       SOLE                   833200
Agree Realty Corp                               008492100     3679   150300 SH       SOLE                   150300
Apartment Investment and Manag                  03748R101     1322    33600 SH       SOLE                    33600
Ashford Hospitality Trust                       044103109     3139   350000 SH       SOLE                   350000
Avalon Bay Communities                          053484101     9543   203900 SH       SOLE                   203900
BRE Properties, Inc.                            05564E106     9963   302100 SH       SOLE                   302100
Boston Properties                               101121101    15038   345950 SH       SOLE                   345950
Brandywine Realty Trust                         105368203     5459   212500 SH       SOLE                   212500
Capital Automotive REIT                         139733109     3902   127900 SH       SOLE                   127900
Catellus Development Corp                       149111106     6842   279850 SH       SOLE                   279850
Chelsea Property Group                          163421100     7125   148750 SH       SOLE                   148750
Entertainment Properties Trust                  29380T105     2499    83300 SH       SOLE                    83300
Equity Office Properties Trust                  294741103    13985   507991 SH       SOLE                   507991
Equity Residential Properties                   29476L107    12530   427950 SH       SOLE                   427950
Essex Property Trust, Inc.                      297178105     7742   123450 SH       SOLE                   123450
Federal Realty Investment Trus                  313747206     7026   190600 SH       SOLE                   190600
Felcor Suite Hotels, Inc.                       31430F101     1586   153100 SH       SOLE                   153100
General Growth Properties                       370021107    12311   171700 SH       SOLE                   171700
Heritage Property Investment                    42725M107     5750   199100 SH       SOLE                   199100
Home Properties of New York, I                  437306103     9337   238200 SH       SOLE                   238200
Hospitality Properties Trust                    44106M102     6274   178850 SH       SOLE                   178850
Innkeepers USA Trust                            4576J0104     5759   661900 SH       SOLE                   661900
Kilroy Realty Corporation                       49427F108     5527   193600 SH       SOLE                   193600
Kimco Realty Corp.                              49446R109    19563   477500 SH       SOLE                   477500
Liberty Property Trust                          531172104     9212   249100 SH       SOLE                   249100
Macerich Company                                554382101    10800   286100 SH       SOLE                   286100
Mack Cali Realty Corporation                    554489104     9847   251200 SH       SOLE                   251200
Maguire Properties Inc.                         559775101     6269   305800 SH       SOLE                   305800
Marriott International                          571903202     4378   101750 SH       SOLE                   101750
Mills Corp                                      601148109     7201   183000 SH       SOLE                   183000
Pennsylvania REIT                               709102107    22913   685000 SH       SOLE                   685000
Prologis Trust                                  743410102    16321   539550 SH       SOLE                   539550
Reckson Associates                              75621K106     9826   425200 SH       SOLE                   425200
Shurgard Storage Centers, Inc.                  82567D104     8384   237500 SH       SOLE                   237500
Simon Property Group, Inc.                      828806109     1525    35000 SH       SOLE                    35000
Starwood Hotels & Resorts Worl                  85590A203    10325   296700 SH       SOLE                   296700
Summit Properties, Inc.                         866239106     7616   335200 SH       SOLE                   335200
Sun Communities, Inc.                           866674104     3333    84600 SH       SOLE                    84600
Town & Country Trust                            892081100     2398   102100 SH       SOLE                   102100
Trizec Properties Inc.                          89687P107    10443   851800 SH       SOLE                   851800
United Dominion Realty                          910197102     5587   305150 SH       SOLE                   305150
Vornado Realty Trust                            929042109     9572   199250 SH       SOLE                   199250
Developers Diversified Series                   251591830     3806   145000 SH       SOLE                   145000
Mills Corp Series E                             601148406     2616    98900 SH       SOLE                    98900